Share-Based Compensation - Additional Information (Detail)	1 Months Ended		12 Months Ended
	May 31, 2018 shares	Feb. 28, 2018 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		5,569,105
Exercise price for options | $ / shares								$ 1.80	$ 1.80
Total fair value of the vested share options			¥ 82,265,991	$ 11,816,770	¥ 33,410,913	¥ 0
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	5,569,105
Options under the ESOP									27,845,526
Exercise price for options | $ / shares									$ 1.80
Vesting period of options granted			4 years	4 years
Vesting term			Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively	Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options			¥ 54,793,768				$ 7,870,632
Expense is expected to recognized over weighted-average period			1 year 3 months 18 days	1 year 3 months 18 days
Expense is expected to recognized over weighted-average remaining contractual period			8 years 4 months 24 days	8 years 4 months 24 days
Share-based Compensation Award, Tranche One [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			50.00%	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options			¥ 58,019,843				$ 8,334,029
Expense is expected to recognized over weighted-average period			1 year 6 months 3 days	1 year 6 months 3 days
Expense is expected to recognized over weighted-average remaining contractual period			9 years 1 month 17 days	9 years 1 month 17 days
Share-based Compensation Award, Tranche Two [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Share-based Compensation Award, Tranche Three [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%